VictoryShares Core Intermediate Bond ETF Investment Strategy - VictoryShares Core Intermediate Bond ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. Derivative and other instruments that provide exposure to debt securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. The effective duration of the Fund is generally within two years of that of the Bloomberg U.S. Aggregate Bond Index. The debt securities in which the Fund typically invests include a mix of government obligations (including U.S., state, and local governments, their agencies and instrumentalities); mortgage- and asset-backed securities (including collateralized debt obligations and collateralized mortgage obligations); corporate debt securities; and other securities believed to have debt-like characteristics. The Fund will invest at least 35% of its net assets in government obligations under normal circumstances. The Fund will invest primarily in investment-grade securities, but may invest up to 5% of its net assets in below-investment-grade securities, which sometimes are referred to as high-yield securities or “junk” bonds.The Fund may invest up to 20% of its net assets in foreign debt securities, including non-U.S. dollar- denominated securities and securities of companies in emerging market countries (i.e., those that are in the early stages of their industrial cycles). The Fund also may invest in securities not considered foreign securities that carry foreign credit exposure.The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.The Adviser searches for securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The Adviser recognizes value by simultaneously analyzing the interaction of these factors among the securities available in the market.